Consolidated Balance Sheets - USD ($)	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Current Assets:
Cash and cash equivalents	$ 17,192,733	$ 202,095	$ 665,002
Accounts receivable, net	336,100	399,680	1,033,390
Inventories, net	1,331,011	3,189,766	7,861,837
Prepaid inventory	640,313	936,939	499,353
Contract assets			235,526
Prepaid expenses and other current assets	244,353	263,020	272,670
Current assets of discontinued operations			2,258,318
Total Current Assets	19,744,510	4,991,500	12,826,096
Non-Current Assets:
Note receivable - former subsidiary	2,000,000	2,000,000
Fixed assets, net of depreciation		14,791	47,355
Intangible assets, net of amortization	1,000	101,281	4,842,856
Goodwill			6,781,193
Non-current assets of discontinued operations			50,365,446
Total Non-Current Assets	2,001,000	2,116,072	62,036,850
TOTAL ASSETS	21,745,510	7,107,572	74,862,946
Current Liabilities:
Accounts payable	3,704,235	5,496,629	5,252,665
Accrued expenses	3,280,365	4,911,839	4,381,901
Related party purchase obligation			500,000
Contract liabilities			111,506
Current portion of notes payable, net of discount	4,478,336	1,484,647	4,639,376
Current portion of convertible notes payable, net of discount			10,327,778
Derivative liabilities	3,801,381	10,489,606	5,443,779
Contingent consideration		418,455	1,334,000
Other current liabilities	159,018	22,971	156,862
Current liabilities of discontinued operations			5,215,222
Total Current Liabilities	16,455,600	23,767,491	38,980,522
Long-Term Liabilities:
Non-current liabilities of discontinued operations			1,370,492
Total Long-Term Liabilities	1,244,584	1,953,842	3,370,492
Total Liabilities	17,700,184	25,721,333	42,351,014
Commitments and contingency
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock, par value, $0.001, 300,000,000 shares authorized, 20,572,447 and 338,579 shares issued and outstanding as of January 31, 2024 and April 30, 2023, respectively		13,544	4,195
Additional paid in capital		132,980,793	113,049,700
Accumulated deficit	(154,607,884)	(151,750,610)	(80,596,925)
Accumulated other comprehensive income	182,902	142,512	54,962
Total Stockholders’ Equity (Deficit)	4,045,326	(18,613,761)	32,511,932
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	21,745,510	7,107,572	74,862,946
Reverse Stock Split [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock, par value, $0.001, 300,000,000 shares authorized, 20,572,447 and 338,579 shares issued and outstanding as of January 31, 2024 and April 30, 2023, respectively	20,572	339
Additional paid in capital	158,449,736	132,993,998
Total Stockholders’ Equity (Deficit)		(18,613,761)	32,511,932
Nonrelated Party [Member]
Current Liabilities:
Accrued interest - related party	114,308	25,387	708,677
Related Party [Member]
Current Liabilities:
Accrued interest - related party	917,957	917,957	908,756
Long-Term Liabilities:
Notes payable related parties, net of current portion	$ 1,244,584	$ 1,953,842	$ 2,000,000